HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND
HEARTLAND International VALUE FUND
INVESTMENT GOAL
The International Value Fund seeks long-term capital appreciation with modest current income.
FEES AND EXPENSES of the international value fund
This table describes the fees and expenses that you may pay if you buy and hold Investor or Institutional Class Shares of the International Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - HEARTLAND INTERNATIONAL VALUE FUND - USD ($)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	none	none
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	2.00%	2.00%
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - HEARTLAND INTERNATIONAL VALUE FUND		Investor Class Shares	Institutional Class Shares
Management Fees		0.85%	0.85%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.74%	0.60%
Total Annual Fund Operating Expenses		1.84%	1.45%
Fee Waiver and/or Expense Reimbursement		(0.59%)	(0.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	0.99%
[1]	Pursuant to an operating expense limitation agreement between the Fund’s investment advisor, Heartland Advisors, and Heartland Group, Inc., on behalf of the International Value Fund, Heartland Advisors has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.25% of the Fund’s average daily net assets for the Investor Class Shares and 0.99% for the Institutional Class Shares through at least May 1, 2019, and subject to annual re-approval of the agreement by the Funds’ Board of Directors, thereafter. The operating expense limitation agreement may be terminated only by, or with the consent of, the Funds’ Board of Directors.

EXAMPLE .

This Example is intended to help you compare the cost of investing in the International Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through May 1, 2019.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - - HEARTLAND INTERNATIONAL VALUE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	127	521	940	2,107
Institutional Class Shares	101	413	748	1,694

Portfolio Turnover

The International Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The International Value Fund primarily invests in non-U.S. and U.S. equity securities, selected on a value basis and whose current market prices, in Heartland Advisors’ judgment, are undervalued relative to their true worth. At least a majority of its assets are invested in dividend-paying equity securities, which may provide modest income to the Fund. Under normal circumstances, the Fund primarily invests in a concentrated number of non-U.S. and U.S. equity securities, including common stock, preferred stock, depositary receipts (“DRs”), and options, of companies with market capitalizations up to $5 billion at the time of purchase. The median market capitalization is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects, and market conditions.

The Fund may invest up to 50% of its net assets at market value at the time of purchase in emerging and less developed markets. At least 40% of the Fund’s net assets, calculated at the time of purchase, will be invested in foreign securities. The Fund does not invest more than 35% of its net assets at market value at the time of purchase in companies from any single country, including the United States. Up to 10% of the Fund’s net assets, measured at the time of purchase, may be invested in American Depositary Receipts (“ADRs”).

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value Investing TM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Principal Risks of investing in the INTERNATIONAL value fund

The International Value Fund is designed for investors who seek long-term capital appreciation from a diversified, actively managed portfolio of international stocks. It is constructed for investors who can accept the volatility and other investment risks of the broad-based international equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

The principal risk of investing in the International Value Fund is that its share price and investment return will fluctuate, and you could lose money. Additional principal investment risks of the Fund include:

-	Management Risk. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.

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Sector Risk. Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with less weighting in that sector.

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Industrials Sector Risk. Companies in the industrials sector are subject to risks relating to changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to economic volatility and/or technological obsolescence.

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General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

-	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

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SMALLER COMPANY SECURITIES RISK. Equity securities of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.

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Limited Portfolio Risk . As the Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value (“NAV”) and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s NAV and investment return.

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Foreign INVESTING RISK. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Income earned on foreign securities may be subject to foreign withholding taxes.

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Emerging Markets Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss.

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Currency Risk. Foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

An investment in a Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency. It is not designed to be a complete investment program, and while you may make money, you can also lose money. Each Fund’s share price will fluctuate.

Past Performance

Pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) between Heartland Funds, on behalf of the International Value Fund, and Trust for Professional Managers, on behalf of the Heartland International Value Fund (the “Predecessor Fund”), on October 1, 2013, the International Value Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the International Value Fund. The following tables show historical performance of the Predecessor Fund (for periods prior to the Reorganization) and the Investor Class Shares of the International Value Fund (for periods after the Reorganization) and provide some indication of the risks of investing in the International Value Fund. Table I shows how the total returns before taxes for the Fund in Investor Class Shares have varied from year to year. Table II shows how the Fund’s average annual total returns compare to those of a securities market index. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

INTERNATIONAL VALUE FUND – INVESTOR CLASS SHARES - Year-by-Year Total Returns

Best Quarter:	Worst Quarter:
1st Quarter of 2012. . . .15.51%	3 rd Quarter of 2011 . . . .-16.32%

international value fund - Average Annual Total Returns for the periods ended 12/31/17
Average Annual Total Returns - - HEARTLAND INTERNATIONAL VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Return Before Taxes	19.04%	4.33%	3.59%	Oct. 01, 2010
Investor Class Shares | After Taxes on Distributions	Return After Taxes on Distributions	18.88%	3.32%	2.79%	Oct. 01, 2010
Investor Class Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.07%	3.06%	2.55%	Oct. 01, 2010
Russell® Global ex-US Small Cap Index	Russell ® Global ex-US Small Cap Index (reflects no deduction for fees, expenses or taxes)	30.49%	9.25%	7.33%	Oct. 01, 2010

Because Institutional Class Shares have not been offered for a full calendar year, the information provided above in Table II represents returns of the Investor Class Shares only. Institutional Class Shares would have substantially similar returns because the Shares are invested in the same portfolio of securities. Returns would differ only to the extent that the Investor Class Shares and Institutional Class Shares do not have the same expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.